SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Apr. 24, 2013
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares issued	1,239,639
Aggregate purchase price	$ 3,459
Purchase price per share	$ 2.79
Ratio of common shares sold to warrants issued	3
Maximum number of shares callable by warrants	413,213
Exercise price of warrants	3.49
Period before expiration	3 years